Subsequent Events (Narrative) (Details) (Subsequent Event [Member], USD $)	1 Months Ended	12 Months Ended
	Jan. 31, 2014	Dec. 31, 2013
Subsequent Event [Member]
Subsequent Event [Line Items]
Dividends payable per share	$ 0.22
Dividends payable, date declared		Jan. 15, 2014
Dividends payable, date of record	Feb. 15, 2014
Dividends payable, date to be paid	Mar. 03, 2014